Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Entity Central Index Key	0000875610
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000171463 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Fund(formerly, Macquarie Emerging Markets Fund)
Class Name	Class R6
Trading Symbol	DEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$142	1.06%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Fund (Class R6) returned 67.42% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.51% and 30.29%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by demand for semiconductors (memory and leading-edge) used in artificial intelligence (AI) and computing servers. Key contributors to performance included SK Hynix Inc.
The Fund also benefited from its exposure to South Korean industrial company SK Square Co. Ltd. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and rising investor optimism about President Lee Jae-Myung’s efforts to improve corporate governance.
At the country level, the Fund's overweight to South Korea contributed to performance, along with an underweight to India.
Top detractors from performance:
Some of the Fund’s sector positioning detracted from relative performance. The Fund was underweight to materials, notably precious metal firms, while overweight to energy. Within energy, India’s conglomerate Reliance Industries Ltd. underperformed due to macroeconomic pressure in refining margins and moderating growth in its retail segment.
Stock selection within communication services also detracted from performance, driven by South Korean telecommunications provider SK Telecom Co. Ltd., due to slower-than-expected 5G monetization.
At the country level, an underweight to South Africa was the largest drag on relative performance due to the strong performance of gold miners, which the Fund did not own.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	Since inception (5/2/16)
Nomura Emerging Markets Fund (Class R6) – including sales charge	67.42%	10.11%	12.10%
Nomura Emerging Markets Fund (Class R6) – excluding sales charge	67.42%	10.11%	12.10%
MSCI Emerging Markets Index (net)	29.51%	5.06%	7.83%
MSCI Emerging Markets Index (gross)	30.29%	5.54%	8.28%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 7,976,008,414
Holdings Count | Holding	118	[1]
Advisory Fees Paid, Amount	$ 60,443,708
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$7,976,008,414
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$60,443,708
Portfolio turnover rate	5%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

South Korea	43.96%
Taiwan	17.89%
China	13.43%
India	10.59%
Brazil	5.16%
Mexico	3.31%
United States	1.28%
Peru	1.22%
Türkiye	0.96%
Indonesia	0.89%

Sector allocation*

Information Technology	39.34%
Industrials	23.57%
Energy	8.46%
Communication Services	7.27%
Consumer Discretionary	7.23%
Financials	4.90%
Consumer Staples	3.85%
Materials	3.23%
Healthcare	1.84%
Utilities	0.47%
Real Estate	0.37%

Top 10 equity holdings

SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 1.06% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 1.06% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000010982 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Fund(formerly, Macquarie Emerging Markets Fund)
Class Name	Institutional Class
Trading Symbol	DEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$156	1.17%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Fund (Institutional Class) returned 67.29% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.51% and 30.29%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by demand for semiconductors (memory and leading-edge) used in artificial intelligence (AI) and computing servers. Key contributors to performance included SK Hynix Inc.
The Fund also benefited from its exposure to South Korean industrial company SK Square Co. Ltd. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and rising investor optimism about President Lee Jae-Myung’s efforts to improve corporate governance.
At the country level, the Fund's overweight to South Korea contributed to performance, along with an underweight to India.
Top detractors from performance:
Some of the Fund’s sector positioning detracted from relative performance. The Fund was underweight to materials, notably precious metal firms, while overweight to energy. Within energy, India’s conglomerate Reliance Industries Ltd. underperformed due to macroeconomic pressure in refining margins and moderating growth in its retail segment.
Stock selection within communication services also detracted from performance, driven by South Korean telecommunications provider SK Telecom Co. Ltd., due to slower-than-expected 5G monetization.
At the country level, an underweight to South Africa was the largest drag on relative performance due to the strong performance of gold miners, which the Fund did not own.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Emerging Markets Fund (Institutional Class) – including sales charge	67.29%	10.00%	12.03%
Nomura Emerging Markets Fund (Institutional Class) – excluding sales charge	67.29%	10.00%	12.03%
MSCI Emerging Markets Index (net)	29.51%	5.06%	7.85%
MSCI Emerging Markets Index (gross)	30.29%	5.54%	8.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 7,976,008,414
Holdings Count | Holding	118	[2]
Advisory Fees Paid, Amount	$ 60,443,708
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$7,976,008,414
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$60,443,708
Portfolio turnover rate	5%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

South Korea	43.96%
Taiwan	17.89%
China	13.43%
India	10.59%
Brazil	5.16%
Mexico	3.31%
United States	1.28%
Peru	1.22%
Türkiye	0.96%
Indonesia	0.89%

Sector allocation*

Information Technology	39.34%
Industrials	23.57%
Energy	8.46%
Communication Services	7.27%
Consumer Discretionary	7.23%
Financials	4.90%
Consumer Staples	3.85%
Materials	3.23%
Healthcare	1.84%
Utilities	0.47%
Real Estate	0.37%

Top 10 equity holdings

SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000031063 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Fund(formerly, Macquarie Emerging Markets Fund)
Class Name	Class R
Trading Symbol	DEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$222	1.67%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Fund (Class R) returned 66.43% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.51% and 30.29%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by demand for semiconductors (memory and leading-edge) used in artificial intelligence (AI) and computing servers. Key contributors to performance included SK Hynix Inc.
The Fund also benefited from its exposure to South Korean industrial company SK Square Co. Ltd. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and rising investor optimism about President Lee Jae-Myung’s efforts to improve corporate governance.
At the country level, the Fund's overweight to South Korea contributed to performance, along with an underweight to India.
Top detractors from performance:
Some of the Fund’s sector positioning detracted from relative performance. The Fund was underweight to materials, notably precious metal firms, while overweight to energy. Within energy, India’s conglomerate Reliance Industries Ltd. underperformed due to macroeconomic pressure in refining margins and moderating growth in its retail segment.
Stock selection within communication services also detracted from performance, driven by South Korean telecommunications provider SK Telecom Co. Ltd., due to slower-than-expected 5G monetization.
At the country level, an underweight to South Africa was the largest drag on relative performance due to the strong performance of gold miners, which the Fund did not own.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Emerging Markets Fund (Class R) – including sales charge	66.43%	9.45%	11.47%
Nomura Emerging Markets Fund (Class R) – excluding sales charge	66.43%	9.45%	11.47%
MSCI Emerging Markets Index (net)	29.51%	5.06%	7.85%
MSCI Emerging Markets Index (gross)	30.29%	5.54%	8.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 7,976,008,414
Holdings Count | Holding	118	[3]
Advisory Fees Paid, Amount	$ 60,443,708
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$7,976,008,414
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$60,443,708
Portfolio turnover rate	5%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

South Korea	43.96%
Taiwan	17.89%
China	13.43%
India	10.59%
Brazil	5.16%
Mexico	3.31%
United States	1.28%
Peru	1.22%
Türkiye	0.96%
Indonesia	0.89%

Sector allocation*

Information Technology	39.34%
Industrials	23.57%
Energy	8.46%
Communication Services	7.27%
Consumer Discretionary	7.23%
Financials	4.90%
Consumer Staples	3.85%
Materials	3.23%
Healthcare	1.84%
Utilities	0.47%
Real Estate	0.37%

Top 10 equity holdings

SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000010981 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Fund(formerly, Macquarie Emerging Markets Fund)
Class Name	Class C
Trading Symbol	DEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$288	2.17%

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Fund (Class C) returned 65.59% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.51% and 30.29%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by demand for semiconductors (memory and leading-edge) used in artificial intelligence (AI) and computing servers. Key contributors to performance included SK Hynix Inc.
The Fund also benefited from its exposure to South Korean industrial company SK Square Co. Ltd. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and rising investor optimism about President Lee Jae-Myung’s efforts to improve corporate governance.
At the country level, the Fund's overweight to South Korea contributed to performance, along with an underweight to India.
Top detractors from performance:
Some of the Fund’s sector positioning detracted from relative performance. The Fund was underweight to materials, notably precious metal firms, while overweight to energy. Within energy, India’s conglomerate Reliance Industries Ltd. underperformed due to macroeconomic pressure in refining margins and moderating growth in its retail segment.
Stock selection within communication services also detracted from performance, driven by South Korean telecommunications provider SK Telecom Co. Ltd., due to slower-than-expected 5G monetization.
At the country level, an underweight to South Africa was the largest drag on relative performance due to the strong performance of gold miners, which the Fund did not own.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Emerging Markets Fund (Class C) – including sales charge	64.59%	8.90%	10.91%
Nomura Emerging Markets Fund (Class C) – excluding sales charge	65.59%	8.90%	10.91%
MSCI Emerging Markets Index (net)	29.51%	5.06%	7.85%
MSCI Emerging Markets Index (gross)	30.29%	5.54%	8.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 7,976,008,414
Holdings Count | Holding	118	[4]
Advisory Fees Paid, Amount	$ 60,443,708
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$7,976,008,414
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$60,443,708
Portfolio turnover rate	5%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

South Korea	43.96%
Taiwan	17.89%
China	13.43%
India	10.59%
Brazil	5.16%
Mexico	3.31%
United States	1.28%
Peru	1.22%
Türkiye	0.96%
Indonesia	0.89%

Sector allocation*

Information Technology	39.34%
Industrials	23.57%
Energy	8.46%
Communication Services	7.27%
Consumer Discretionary	7.23%
Financials	4.90%
Consumer Staples	3.85%
Materials	3.23%
Healthcare	1.84%
Utilities	0.47%
Real Estate	0.37%

Top 10 equity holdings

SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000010979 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Fund(formerly, Macquarie Emerging Markets Fund)
Class Name	Class A
Trading Symbol	DEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$190	1.42%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Fund (Class A) returned 66.91% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.51% and 30.29%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by demand for semiconductors (memory and leading-edge) used in artificial intelligence (AI) and computing servers. Key contributors to performance included SK Hynix Inc.
The Fund also benefited from its exposure to South Korean industrial company SK Square Co. Ltd. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and rising investor optimism about President Lee Jae-Myung’s efforts to improve corporate governance.
At the country level, the Fund's overweight to South Korea contributed to performance, along with an underweight to India.
Top detractors from performance:
Some of the Fund’s sector positioning detracted from relative performance. The Fund was underweight to materials, notably precious metal firms, while overweight to energy. Within energy, India’s conglomerate Reliance Industries Ltd. underperformed due to macroeconomic pressure in refining margins and moderating growth in its retail segment.
Stock selection within communication services also detracted from performance, driven by South Korean telecommunications provider SK Telecom Co. Ltd., due to slower-than-expected 5G monetization.
At the country level, an underweight to South Africa was the largest drag on relative performance due to the strong performance of gold miners, which the Fund did not own.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Emerging Markets Fund (Class A) – including sales charge	57.30%	8.43%	11.09%
Nomura Emerging Markets Fund (Class A) – excluding sales charge	66.91%	9.72%	11.75%
MSCI Emerging Markets Index (net)	29.51%	5.06%	7.85%
MSCI Emerging Markets Index (gross)	30.29%	5.54%	8.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 7,976,008,414
Holdings Count | Holding	118	[5]
Advisory Fees Paid, Amount	$ 60,443,708
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$7,976,008,414
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$60,443,708
Portfolio turnover rate	5%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

South Korea	43.96%
Taiwan	17.89%
China	13.43%
India	10.59%
Brazil	5.16%
Mexico	3.31%
United States	1.28%
Peru	1.22%
Türkiye	0.96%
Indonesia	0.89%

Sector allocation*

Information Technology	39.34%
Industrials	23.57%
Energy	8.46%
Communication Services	7.27%
Consumer Discretionary	7.23%
Financials	4.90%
Consumer Staples	3.85%
Materials	3.23%
Healthcare	1.84%
Utilities	0.47%
Real Estate	0.37%

Top 10 equity holdings

SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.